Marketable securities - Schedule of Investments in Marketable Debt Securities Classified as Available-for-Sale (Details)	6 Months Ended
Jun. 30, 2018 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, gross unrealized holding losses	$ (9,000)
Available-for-sale securities, foreign currency translation gains	4,700,000
U.S. Treasury Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, amortized cost	65,060,000
Available-for-sale securities, gross unrealized holding losses	(9,000)
Available-for-sale securities, foreign currency translation gains	4,734,000
Available-for-sale securities, aggregate estimated fair value	$ 69,785,000
U.S. Treasury Securities | Minimum
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, maturity	3 months
U.S. Treasury Securities | Maximum [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, maturity	8 months